Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 270	$ 130
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2)	23
Net change in unrealized gains and (losses) on available-for-sale debt securities	4	0
Net change of the effective portion of designated cash flow hedges	1	16
Total comprehensive income (loss)	$ 273	$ 169